Loans to/(From) Related Parties (Tables)	12 Months Ended
Feb. 28, 2022
Loans To From Related Parties Table [Abstract]
Schedule of loans to related parties
	As of February 28
Figures in Rand thousands	2022	2021

Non-current assets
Loans to related party	19,400	19,400

Current liabilities
Loans from related parties	(2,134)	(891,977)